Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	RS Variable Products Trust
Central Index Key	0001363565
Amendment Flag	false
Document Creation Date	Feb. 01, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	May 01, 2012